VESSELS AND EQUIPMENT, NET - Summary of Changes in Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Vessels and equipment [Roll Forward]
Impairment loss	$ 0	$ (1,080)	$ (1,066)
Depreciation	(93,845)	(92,148)	(78,093)
Vessels and Equipment
Vessels and equipment [Roll Forward]
Cost, beginning of period	2,679,547	2,398,654
Accumulated depreciation beginning balance	(273,091)	(183,651)
Vessels and equipment, net, beginning period	2,406,456	2,215,003
Additions	27,247	44,562
Disposals	0	(16,170)
Disposals depreciation		1,813
Property, plant and equipment, disposals, net	0	(14,357)
Transfer from newbuildings		253,581
Impairment loss		(1,080)
Depreciation	(92,950)	(91,253)
Balance, end of period	2,706,794	2,679,547	2,398,654
Accumulated depreciation ending balance	(366,041)	(273,091)	(183,651)
Vessels and equipment, net, ending period	$ 2,340,753	$ 2,406,456	$ 2,215,003